ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

April 30, 2018

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC  20549-1090

Re:          Baillie Gifford Funds (the “Trust”)

(Registration Nos. 333-200831 and 811-10145)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1.                                      the form of the Prospectuses and the Statement of Additional Information, each dated April 30, 2018, for The Asia Ex Japan Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Global Select Equity Fund, The International Concentrated Growth Fund, The International Equity Fund, The Long Term Global Growth Equity Fund, The Positive Change Equity Fund and The U.S. Equity Growth Fund, each a series of the Trust, that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 19 to the Trust’s registration statement under the Securities Act (“Amendment No. 19”); and

2.                                      the text of Amendment No. 19 was filed electronically with the Commission on April 27, 2018 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 235-4732 with any questions or comments regarding this matter.

Kind regards,

/s/ Christopher D. Labosky

Christopher D. Labosky, Esq.

cc:                      Gareth Griffiths

George B. Raine, Esq.